EXPLANATORY NOTE

Attached for filing are exhibits containing risk/return summary information that mirrors the risk/return summary information in interactive data format in the prospectus dated December 16, 2013, for Class A, Class C, and Institutional Class of Neuberger Berman Equity Funds, which was filed with the Securities and Exchange Commission on December 20, 2013 (Accession No. 0000898432-13-001637) in definitive form.